ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY (Tables)	12 Months Ended
Dec. 31, 2022
Real Estate [Abstract]
Disclosure of Long Lived Assets Held-for-sale
A rollforward of assets held-for-sale for the years ended December 31, 2022 and December 31, 2021 in the consolidated balance sheets was as follows:

.	Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$—
Additions	14,701
Reclassifications	7,187
Sales	(21,688)
Balance as of December 31, 2021	200
Additions	3,339
Reclassifications	(120)
Sales	(2,774)
Balance as of December 31, 2022	$645

Disclosure of Long Lived Assets Actively Marketed
A rollforward of actively marketed property for the years ended December 31, 2022 and December 31, 2021 in the consolidated balance sheets was as follows:

.	Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$—
Additions from the acquisition of Legacy Dole	52,751
Land sales	(2,387)
Balance as of December 31, 2021	$50,364
Measurement period adjustments	1,303
Land sales	(20,660)
Balance as of December 31, 2022	$31,007